ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Entity

Entity name	Registered Location	Percentage of direct ownership	Date of incorporation	Principal activities
Zhongjinke BVI	BVI	100% owned by the Zhongjinke	May 24, 2022	Investment holdings
Zhongjinke HK	Hong Kong	100% owned by Zhongjinke BVI	June 13, 2022	Investment holdings
Zhongjinke WFOE	Shenzhen	100% owned by Zhongjinke HK	December 19, 2022	Investment holdings
Galaxy Investment	BVI	100% owned by Zhongjinke HK	March 16, 2022	Investment holdings
Zhongjinke Shenzhen	Shenzhen	99.225% owned by Zhongjinke WFOE and 0.775% owned by Galaxy Investment	July 18, 2011	Manufacturing and selling hardware products
Zhongke Components	Qingyuan	100% owned by Zhongjinke Shenzhen	April 16, 2021	Manufacturing and selling hardware products

Nanjing Zhongjinke Hardware Products Co., Ltd (“Zhongjinke Nanjing”)	Nanjing	51% by Zhongjinke Shenzhen	May 3, 2016	Selling hardware products
ZIK Precision HK Limited (“ZJK Precision HK”)	Hong Kong	100% owned by Zhongjinke Shenzhen	July 27, 2023	Manufacturing and selling hardware products
ZJK Vietnam Precision Components Company Limited (“ZJK Precision Vietnam”)	Vietnam	93% owned by ZJK Precision HK	April 26, 2024	Manufacturing and selling hardware products
Shenzhen Zhongte Fluid Technology Co., Ltd. (“Zhongte Fluid”)	Shenzhen	60% owned by Zhongjinke Shenzhen	May 22, 2025	Manufacturing and selling hardware products
Intel Precision Components (Longyan) Co., Ltd. (“Intel Longyan”)	Longyan	100% owned by Zhongjinke Shenzhen	July 2, 2025	Manufacturing and selling hardware products
Zhongjinke Precision Parts (Sichuan) Co., Ltd. (“Zhongjinke Sichuan”)	Meishan	100% owned by Zhongjinke Shenzhen	August 1, 2025	Manufacturing and selling hardware products